SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 09, 2013
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Weighted average interest		0.06%	1.02%
Inventories		$ 49,352	$ 36,894
Inventory reserves		5,740	5,977
Impairment charges		$ 3,289	$ 1,705	$ 323
Impairment of investment in affiliated companies	[1]			1,000
Shipping and handling costs		$ 7,162	$ 6,783	6,610
Advertising expenses		2,281	2,331	$ 9,049
Investment in Iluminage Beauty		$ 19,800	$ 20,130		$ 24,720

[1]	On March 15, 2012, Syneron invested in Juvenis, an Israel-based company. Under the terms of the agreement, Syneron made an initial investment in Juvenis of $1,000 in cash. On November 11, 2013, Juvenis' board of directors resolved that Juvenis should cease its operations due to lack of funds. Refer to note 4 for further details.